Related party transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Charge for advisory services pertaining to strategic consulting	$ 0.0	$ 0.0	$ 2.8
Contract termination fee	$ 0.0	$ 0.0	$ 26.2